Stockholders' Deficit - Private Placement (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Feb. 21, 2014	Sep. 23, 2013	Dec. 31, 2013	Aug. 15, 2013	Sep. 23, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 15, 2013 Warrants - $0.25 exercise price [Member]	Sep. 23, 2013 Warrants - $0.25 exercise price [Member]	Sep. 23, 2013 Warrants - $0.50 exercise price [Member]	Feb. 21, 2014 Warrants - $0.50 exercise price [Member]
Class of Warrant or Right [Line Items]
Share price					$ 0.25
Class of warrant or right, expiration period	5 years							5 years	5 years	5 years
Class of warrant or right, number of securities called by warrants or rights (shares)									7,118,236	7,118,236	17,142,864
Class of warrant or right, exercise price of warrants or rights (per share)									0.25	0.50	0.50
Warrants, fair value at issuance				$ 2,344,899
Payments of stock issuance costs		1,674,908
Payments of stock issuance costs, cash		178,389
Payments of stock issuance costs, warrants		2,344,899
Income (loss) in fair value of debt and exchange of convertible notes		848,380
Stock issued during period, value, increase to common stock and additional paid in capital			1,884,210
Proceeds from issuance of private placement		2,182,500
Stock issued during period, shares, new issues					8,730,000
Debt conversion, converted instrument, amount (in dollars)					$ 1,376,618		$ 17
Conversion of notes payable into common stock (shares)					5,506,472	3,788	170,455